INVENTORIES	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
INVENTORIES

Inventories were $454,588 and $622,770 as of September 30, 2011 and 2010, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is no provision for impaired inventory as of September 30, 2011 and 2010.